Provision In Lieu Of Income Taxes (Components Of Income Tax Provisions (Benefits)) (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Provision In Lieu Of Income Taxes [Abstract]
Current: U.S. federal					$ 112	$ (55)		$ 60
Current: State					21	20		20
Deferred: U.S. federal					21	303		191
Amortization of investment tax credits					(2)	(2)		(2)
Total reported in operating expenses	$ 31	$ 47	$ 56	$ 80	152	266	[1]	269	[1]
U.S. federal					(32)	(5)		(5)
Deferred federal					(3)	6		(10)
Total reported in other income and deductions					(35)	1		(15)
Total provision in lieu of income taxes					$ 117	$ 267		$ 254

[1]	As adjusted for the retrospective adoption of ASU 2017-07, as discussed in Note 1.